Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment	Jun. 30, 2023
Leasehold improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Leasehold improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Manufacturing equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Manufacturing equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer and electronic equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer and electronic equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Motor vehicles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Motor vehicles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	4 years